Segment reporting (Tables)	12 Months Ended
Mar. 31, 2012
Segment Information

	Millions of yen
Year ended March 31, 2010	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,167,704	¥116,700	¥4,284,404	¥—	¥4,284,404
Operating expenses	3,322,064	128,095	3,450,159	—	3,450,159

Operating income (loss)	¥845,640	¥(11,395)	¥834,245	¥—	¥834,245

Other income (expense)					¥1,912

Income before income taxes and equity in net income (losses) of affiliates					¥836,157

Depreciation and amortization	¥691,851	¥9,295	¥701,146	¥—	¥701,146

Other significant non-cash item:
Point program expense	¥134,954	¥7,266	¥142,220	¥—	¥142,220

Total assets	¥4,949,025	¥259,283	¥5,208,308	¥1,548,467	¥6,756,775

Capital expenditures	¥556,829	¥—	¥556,829	¥129,679	¥686,508

	Millions of yen
Year ended March 31, 2011	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥4,224,273	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	3,379,544	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥844,729	¥—	¥844,729

Other income (expense)					¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates					¥835,338

Depreciation and amortization	¥682,029	¥11,034	¥693,063	¥—	¥693,063

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥126,847	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥5,130,263	¥1,661,330	¥6,791,593

Capital expenditures	¥520,770	¥4,759	¥525,529	¥142,947	¥668,476

	Millions of yen
Year ended March 31, 2012	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,110,585	¥129,418	¥4,240,003	¥—	¥4,240,003
Operating expenses	3,224,241	141,302	3,365,543	—	3,365,543

Operating income (loss)	¥886,344	¥(11,884)	¥874,460	¥—	¥874,460

Other income (expense)					¥2,498

Income before income taxes and equity in net income (losses) of affiliates					¥876,958

Depreciation and amortization	¥674,330	¥10,453	¥684,783	¥—	¥684,783

Other significant non-cash item:
Point program expense	¥89,378	¥6,412	¥95,790	¥—	¥95,790

Total assets	¥4,970,087	¥343,293	¥5,313,380	¥1,634,702	¥6,948,082

Capital expenditures	¥561,661	¥23,584	¥585,245	¥141,588	¥726,833

Operating Revenues from Products and Services

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2010	2011	2012
Wireless services	¥3,776,909	¥3,746,869	¥3,741,114
Cellular services revenues	3,499,452	3,407,145	3,385,737
—Voice revenues	1,910,499	1,712,218	1,541,884
Including: FOMA services	1,785,518	1,658,863	1,518,328
—Packet communications revenues	1,588,953	1,694,927	1,843,853
Including: FOMA services	1,558,284	1,679,840	1,809,790
Other revenues	277,457	339,724	355,377
Equipment sales	507,495	477,404	498,889

Total operating revenues	¥4,284,404	¥4,224,273	¥4,240,003